Financing receivables (Tables)	12 Months Ended
Mar. 31, 2019
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2018
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥491,559	¥—	¥491,559
Short-term secured margin loans	429,075	—	429,075
Inter-bank money market loans	1,385	—	1,385
Corporate loans	986,347	554,137	1,540,484

Total loans receivable	¥1,908,366	¥554,137	¥2,462,503

Advances to affiliated companies	—	—	—

Total	¥1,908,366	¥554,137	¥2,462,503

	Millions of yen
	March 31, 2019
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥565,603	¥—	¥565,603
Short-term secured margin loans	334,389	5,088	339,477
Inter-bank money market loans	1,699	—	1,699
Corporate loans	977,942	659,497	1,637,439

Total loans receivable	¥1,879,633	¥664,585	¥2,544,218

Advances to affiliated companies	—	—	—

Total	¥1,879,633	¥664,585	¥2,544,218

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for credit losses

	Millions of yen
	Year ended March 31, 2017
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥912	¥66	¥7	¥8	¥0	¥993	¥2,484	¥3,477
Provision for credit losses	72	5	(7)	465	—	535	(12)	523
Charge-offs	(16)	(5)	—	—	0	(21)	—	(21)
Other(1)	—	(66)	—	0	—	(66)	(362)	(428)

Ending balance	¥968	¥—	¥—	¥473	¥0	¥1,441	¥2,110	¥3,551

	Millions of yen
	Year ended March 31, 2018
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥968	¥—	¥—	¥473	¥0	¥1,441	¥2,110	¥3,551
Provision for credit losses	172	—	—	(26)	—	146	24	170
Charge-offs	0	—	—	—	0	0	—	0
Other(1)	—	—	—	(30)	—	(30)	(177)	(207)

Ending balance	¥1,140	¥—	¥—	¥417	¥—	¥1,557	¥1,957	¥3,514

	Millions of yen
	Year ended March 31, 2019
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥1,140	¥ —	¥—	¥417	¥—	¥1,557	¥1,957	¥3,514
Provision for credit losses	7	364	—	434	—	805	30	835
Charge-offs	(95)	—	—	(0)	—	(95)	(102)	(197)
Other(1)	—	6	—	17	—	23	(6)	17

Ending balance	¥1,052	¥370	¥—	¥868	¥—	¥2,290	¥1,879	¥4,169

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2018
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥—	¥—	¥417	¥417
Evaluated collectively	1,140	—	—	0	1,140

Total allowance for credit losses	¥1,140	¥—	¥—	¥417	¥1,557

Loans by impairment methodology
Evaluated individually	¥2,800	¥162,017	¥1,385	¥978,501	¥1,144,703
Evaluated collectively	488,759	267,058	—	7,846	763,663

Total loans	¥491,559	¥429,075	¥1,385	¥986,347	¥1,908,366

	Millions of yen
	March 31, 2019
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥370	¥—	¥868	¥1,238
Evaluated collectively	1,052	—	—	—	1,052

Total allowance for credit losses	¥1,052	¥370	¥—	¥868	¥2,290

Loans by impairment methodology
Evaluated individually	¥2,792	¥166,148	¥1,699	¥976,096	¥1,146,735
Evaluated collectively	562,811	168,241	—	1,846	732,898

Total loans	¥565,603	¥334,389	¥1,699	¥977,942	¥1,879,633

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2018
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥152,137	¥106,385	¥—	¥46,948	¥305,470
Unsecured loans at banks	186,089	—	—	—	186,089
Short-term secured margin loans	—	—	—	429,075	429,075
Unsecured inter-bank money market loans	1,385	—	—	—	1,385
Secured corporate loans	273,894	701,761	—	3,555	979,210
Unsecured corporate loans	—	—	—	7,137	7,137
Advances to affiliated companies	—	—	—	—	—

Total	¥613,505	¥808,146	¥—	¥486,715	¥1,908,366

	Millions of yen
	March 31, 2019
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥149,048	¥127,309	¥—	¥54,545	¥330,902
Unsecured loans at banks	233,201	1,500	—	—	234,701
Short-term secured margin loans	—	—	—	334,389	334,389
Unsecured inter-bank money market loans	1,699	—	—	—	1,699
Secured corporate loans	474,305	439,156	—	4,025	917,486
Unsecured corporate loans	16,467	311	—	43,678	60,456
Advances to affiliated companies	—	—	—	—	—

Total	¥874,720	¥568,276	¥—	¥436,637	¥1,879,633

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.